OTHER ASSETS	12 Months Ended
Dec. 31, 2019
OTHER ASSETS
OTHER ASSETS

18. OTHER ASSETS

	2019	2018

Contract assets[1]	$221.5	$204.9
Audiovisual content	174.0	137.1
Contract costs[2]	112.2	103.0
Other	74.8	48.4
	582.5	493.4
Less current portion of contract assets	(168.3)	(144.4)
Less current portion of audiovisual content (included in “Inventories”)	(119.3)	(94.1)
Less current portion of contract costs (included in “Other current assets”)	(54.5)	(53.4)
	$240.4	$201.5
[1]

Impairment loss on contract assets resulting from mobile contracts being cancelled prior their initial term amounted to $19.7 million in 2019 ($25.8 million in 2018 and $16.1 million in 2017), net of the early termination penalty charged to the customer. In current and comparative periods, there were no significant cumulative catch-up adjustments to revenue that affected the corresponding contract asset, including adjustments arising from a change in an estimate of the transaction price or a contract modification. There were also no significant changes in the time frame for a performance obligation to be satisfied.

[2]	Amortization amounted to $63.6 million in 2019 ($63.2 million in 2018 and $59.4 million in 2017).

(1)